Net sales (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of net sales by region and customer type	Net sales to external customers by region
Net sales to external customers by region are based on the
location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Europe.

EURm	2025	2024	2023
Americas	6 985	6 276	6 779
Latin America	784	895	1 046
North America	6 201	5 381	5 733
APAC	4 639	4 549	6 436
Greater China	913	1 134	1 303
India	1 534	1 373	2 842
Rest of APAC	2 192	2 042	2 291
EMEA	8 265	8 395	7 923
Europe	6 165	6 362	5 873
Middle East & Africa	2 100	2 033	2 050
Total	19 889	19 220	21 138
Segment net sales by region

EURm	2025	2024	2023
Network Infrastructure	7 986	6 518	6 917
Americas	3 688	2 726	2 813
APAC	1 648	1 426	1 580
EMEA	2 650	2 366	2 524
Cloud and Network Services(1)	2 606	2 589	2 728
Americas	1 120	1 153	1 263
APAC	529	517	511
EMEA	957	919	954
Mobile Networks(1)	7 806	8 158	10 289
Americas	2 182	2 396	2 661
APAC	2 464	2 593	4 322
EMEA	3 160	3 169	3 306
Nokia Technologies	1 501	1 928	1 085
Group Common and Other(2)	(10)	27	119
Total	19 889	19 220	21 138
(1)In 2025, Managed Services business was moved from Cloud and Network Services segment into Mobile Networks segment. Comparative financial information for
2024 and 2023 has been recast accordingly. Refer to Note 2.2. Segment information.
(2)Includes eliminations of inter-segment revenues.
Net sales by customer type

EURm	2025	2024	2023
Telecom providers	15 313	15 085	17 652
AI & Cloud and Mission Critical Enterprise & Defense	3 085	2 180	2 282
Licensees	1 501	1 928	1 085
Other(1)	(10)	27	119
Total	19 889	19 220	21 138
(1)In 2025, includes eliminations of inter-segment revenues, unallocated items and certain other items. In 2024 and 2023, includes net sales of Radio Frequency
Systems (RFS), which was managed as a separate entity, and certain other items, such as eliminations of inter-segment revenues. RFS net sales also include revenue from telecom providers and AI & Cloud and Mission Critical Enterprise &
Defense.

Schedule of unsatisfied performance obligations	Management has estimated that these unsatisfied performance obligations will be recognized as revenue as follows:

	2025	2024
Within 1 year	57%	53%
2-3 years	28%	27%
More than 3 years	15%	20%
Total	100%	100%